Critical Accounting Judgements, Estimates and Assumptions (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Current liabilities exceed current assets	$ 5,338,422		$ 4,305,200
Income tax expense	(3,742,104)	$ (3,304,359)
Capital commitments outstanding	0
Cash balance	$ 9,349	$ 3,046,602	$ 344,648	$ 24,522